Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exceptional Items [abstract]
Restructuring	$ (385)	$ (468)	$ (323)
Acquisition costs business combinations	(74)	(155)	(448)
Business and asset disposal (including impairment losses)	(26)	(39)	377
Provision for EU investigation	(230)
Impact on profit from operations	$ (715)	$ (662)	$ (394)